Share-based Option Plan - Summary of Restricted stock option plan (Detail) - R$ / shares									36 Months Ended	41 Months Ended
	Dec. 13, 2024	Oct. 23, 2024	Jul. 07, 2023	Jul. 07, 2022	Aug. 17, 2021	Jul. 07, 2021	Apr. 30, 2020	Aug. 07, 2018	Aug. 17, 2021	Dec. 13, 2024	Dec. 31, 2024
Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total of Granted Shares										2,814,032
Total of not exercised shares											1,841,022
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total of Granted Shares									6,137,400
Total of shares outstanding											181,011
Total options available for exercise									181,011
July 07, 2021 [Member] | Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche						25.00%
Weighted average share price, share options granted						R$ 42.67
Remaining term of the vesting period (in years)						6 months
Purchasing period up to (years)						4 years
Total of Granted Shares						300,000
Total of not exercised shares											55,017
July 7, 2022 [Member] | Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche				25.00%
Weighted average share price, share options granted				R$ 11.72
Remaining term of the vesting period (in years)				1 year 6 months
Purchasing period up to (years)				4 years
Total of Granted Shares				335,593
Total of not exercised shares											143,243
July 7, 2022 two [Member] | Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche				25.00%
Weighted average share price, share options granted				R$ 11.72
Remaining term of the vesting period (in years)				1 year 6 months
Purchasing period up to (years)				4 years
Total of Granted Shares				671,186
Total of not exercised shares											270,095
July 7,2023 | Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche			25.00%
Weighted average share price, share options granted			R$ 19.32
Remaining term of the vesting period (in years)			3 years 9 months 18 days
Purchasing period up to (years)			4 years
Total of Granted Shares			500,000
Total of not exercised shares											365,414
October 23, 2024 [Member] | Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche		25.00%
Weighted average share price, share options granted		R$ 5.48
Remaining term of the vesting period (in years)		2 years 6 months
Purchasing period up to (years)		4 years
Total of Granted Shares		671,502
Total of not exercised shares											671,502
December 13, 2024 [Member] | Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche	25.00%
Weighted average share price, share options granted	R$ 4.17
Remaining term of the vesting period (in years)	4 years
Purchasing period up to (years)	4 years
Total of Granted Shares	335,751
Total of not exercised shares											335,751
August 7, 2018 | Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche								25.00%
Purchasing period up to (years)								4 years
Total of Granted Shares								707,400
Option exercise price (in reais)								R$ 20.43
Average fair value of option								R$ 0.04
Historical volatility								75.80%
Expected dividend as percentage, share options granted								0.00%
Risk free interest rate, share options granted								15.40%
Remaining term of the vesting period								0 years
Total of shares outstanding											53,520
Total options available for exercise								53,520
April 30, 2020 first award | Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche							33.30%
Purchasing period up to (years)							3 years
Total of Granted Shares							3,250,000
Option exercise price (in reais)							R$ 10.35
Average fair value of option							R$ 0.22
Historical volatility							75.80%
Expected dividend as percentage, share options granted							0.00%
Risk free interest rate, share options granted							15.40%
Remaining term of the vesting period							0 years
Total of shares outstanding											99,761
Total options available for exercise							99,761
April 30, 2020 second award | Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche							25.00%
Purchasing period up to (years)							4 years
Total of Granted Shares							1,600,000
Option exercise price (in reais)							R$ 10.35
Average fair value of option							R$ 0.47
Historical volatility							75.70%
Expected dividend as percentage, share options granted							0.00%
Risk free interest rate, share options granted							15.70%
Remaining term of the vesting period							0 years
Total of shares outstanding											26,300
Total options available for exercise							26,300
August 17, 2021 | Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche					25.00%
Purchasing period up to (years)					4 years
Total of Granted Shares					580,000
Option exercise price (in reais)					R$ 33.99
Average fair value of option					R$ 0.16
Historical volatility					75.00%
Expected dividend as percentage, share options granted					0.00%
Risk free interest rate, share options granted					15.70%
Remaining term of the vesting period					7 months 6 days
Total of shares outstanding											1,430
Total options available for exercise					1,430